Summary of Organization and Significant Accounting Policies - Schedule of Carrying Value and Fair Value of Financial Instruments (Parenthetical) (Detail) - USD ($)	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Current portion of debt	$ 8,100,000	$ 5,300,000
Remaining borrowing capacity	60,000,000		$ 26,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	$ 60,000,000	$ 0